LOANS AND BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2022
LOANS AND BORROWINGS [Abstract]
Loans and Borrowings
	2022	2021
	US$	US$
Current
Lease liabilities	128,653	81,104
Other loans and borrowings	5,594	-
Total current loans and borrowings	134,247	81,104

Non-current
Lease liabilities	377,920	394,548
Other loans and borrowings	30,863	-
Total non-current loans and borrowings	408,783	394,548

Total loans and borrowings	543,030	475,652

Reconciliation of Loans and Borrowings
(a)	Reconciliation

	Balance at July 1, 2021	Additions	Lease modifications	Repayments	Balance at June 30, 2022
	US$	US$	US$	US$	US$
Lease liabilities	475,652	140,188	(30,489)	(78,778)	506,573
Other loans and borrowings	-	38,682	-	(2,225)	36,457
Total Loans and Borrowings	475,652	178,870	(30,489)	(81,003)	543,030